INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Significant Components of Provision for Income Taxes
The approximate amount of significant components of the provision for income taxes for the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Current tax provision	$221	$34
Deferred tax provision	1,373	843
Provision for income taxes	$1,594	$877

Difference Between Statutory Federal Income Tax Rate and Effective Rates
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	December 31, 2017	December 31, 2016
Dollars in thousands
Tax computed at the statutory rate	$679	$754
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	57	128

Effect of rate revaluation	936	-
Other permanent differences	(78)	(5)
Provision for income taxes	$1,594	$877

Components of Deferred Taxes
Significant components of deferred taxes at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Deferred tax assets relating to:
Allowance for loan losses	$556	$628
Stock options	15	23
Amortization of intangibles	1	7
Foreclosed asset basis differences	18	207
Unrealized loss on AFS securities	223	148
SERP liability	521	795
Nonaccrual loan interest	65	156
Net operating/economic loss carryforwards	811	1,984
Other	423	217

Total deferred tax assets	$2, 633	$4,165

Deferred tax liabilities relating to:
Prepaid expenses	$(55)	$(124)
Fixed assets	(326)	(444)
Fair value acquisition adjustments, net	(125)	(291)
Total deferred tax liabilities	(506)	(859)
Net recorded deferred tax asset	$2,127	$3,306